CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2018
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

11.    CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
Cloud infrastructure construction in progress	416,352	289,280	42,074

As of December 31, 2016, the Group capitalized direct costs of  RMB977,194,000 that were directly attributable to the development of the cloud infrastructure. During the year ended December 31, 2017, additional costs of RMB35,841,000 were capitalized for buildings completed during the year. Total costs incurred directly attributable to the development of the cloud infrastructure was RMB1,013,035,000 as of December 31, 2017. Of which, RMB550,606,000 capitalized for completed buildings held under Beijing Shuo Ge and Beijing Zhao Du was transferred to assets held for sale property and equipment whereas costs of other completed buildings in the aggregate of RMB39,927,000 and costs of other completed equipment in the aggregate of RMB6,150,000 were transferred to property and equipment. The remaining RMB416,352,000 capitalized to date for construction in progress was re-designated as cloud infrastructure construction in progress as of December 31, 2017.

During the year ended December 31, 2018, additional costs of RMB332,906,000 (US$48,419,000) was capitalized for buildings completed. Costs of other completed buildings in the aggregate of RMB265,532,000 (US$38,620,000) and costs of other completed equipment s in the aggregate of RMB104,078,000 (US$15,137,000) were transferred to property and equipment; RMB91,128,000 (US$13,254,000) was transferred to other non-current assets.  As of December 31, 2018, the remaining RMB289,280,000  (US$42,074,000) capitalized to date for construction in progress was re-designated as cloud infrastructure construction in progress. The cloud infrastructure was sealed up by court subsequently (Note 27).

The carrying amount of cloud infrastructure construction in progress pledged by the Group to secure borrowings (Note 13) granted to the Group as of December 31, 2017 and 2018 was RMB416,352,000 and RMB289,2800,000, respectively.